Northern Lights Fund Trust

Astor Macro Alternative Fund

Incorporated herein by reference is the definitive version of the supplement for Princeton Futures Strategy Fund pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on September 1, 2016 (SEC Accession No. 0001580642-16-010751).